RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

5. RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the transactions detailed elsewhere in these condensed financial statements, the Group had the following transactions with related parties during the period.

(a)

Commercial transactions with related companies are summarized as follows:

		Six months ended June 30,
		2018	2019	2019
		CNY	CNY	US$
	Notes	(Unaudited)	(Unaudited)	(Unaudited)

CHNR’s share of office rental, rates and others to Anka Consultants Limited (“Anka”)	i	(686)	(748)	(109)
Shenzhen Feishang Management and Consulting Co., Limited's share of office rental to Feishang Enterprise	ii	(83)	(83)	(12)
		(769)	(831)	(121)

(i)

Represents payments to Anka, a private Hong Kong company that is owned by two Directors of the Company, pursuant to an office sharing agreement.

(ii)

Represents payments to Feishang Enterprise, a company controlled by Mr. Li Feilie, the Company’s principal beneficial owner, pursuant to the office sharing agreement.

(b)	Balances with related companies and the Shareholder:

The Company’s balances with related companies are unsecured and non-interest bearing. The related parties and the Shareholder have confirmed their continuous financial support to the Group in relation to the going concern of its operations and that they will not recall any amounts due to them, including lease liabilities due to them until the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group. The balances are summarized as follows:

	December 31,	June 30,	June 30,
	2018	2019	2019
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)
Current:
Payable to a related company:
Feishang Enterprise	4,041	4,747	691

Payable to the Shareholder:
Feishang Group	6,973	6,977	1,016

Lease liabilities to related parties
Feishang Enterprise	—	284	41
Anka	—	1,018	148
	—	1,302	189